EQUITY (Details 1) (USD $)	6 Months Ended
Jun. 30, 2014
Directors and Officers [Member]
Option Indexed to Issuers Equity [Line Items]
Options Expected Terms	5 years
Options Expected Volatility	126.00%
Options Dividend Yield	0.00%
Options Risk Free Interest Rate	0.83%
Options Grant Date Fair Value (in dollars per share)	$ 1.22
CHEN Ping [Member]
Option Indexed to Issuers Equity [Line Items]
Options Expected Terms	5 years
Options Expected Volatility	192.00%
Options Dividend Yield	0.00%
Options Risk Free Interest Rate	1.41%
Options Grant Date Fair Value (in dollars per share)	$ 2.30
Employee Stock Option [Member]
Option Indexed to Issuers Equity [Line Items]
Options Expected Terms	5 years
Options Expected Volatility	126.00%
Options Dividend Yield	0.00%
Options Risk Free Interest Rate	0.83%
Options Grant Date Fair Value (in dollars per share)	$ 1.22